Financial Instruments (Pre-Tax Effect of Foreign Exchange Contracts Designated as Net Investment Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	$ (235)	$ (22)	$ 18
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Translation adjustment for cash flow and net investment hedge increase/decrease	(52)	(14)	2
Derivative (gains)/losses transferred to earnings	(235)	(22)	18
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Translation adjustment for cash flow and net investment hedge increase/decrease	(79)	(19)	2
Foreign Exchange Contract [Member] | Interest expense, net [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	$ 0	$ 0	$ 0